Note 6 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging purchases	Other current assets	$530,640
Hot-rolled coil steel contracts hedging sales	Other current assets	$91,760	Current portion of derivative liability	$7,890,700
Hot-rolled coil steel contracts hedging sales			Other non-current liabilities	$50,420

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts			Current portion of derivative liability	$88,680

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Pre-Tax Loss	Location of Gain Reclassified from	Gain Reclassified from
	Recognized in OCI	AOCI into Net Earnings	AOCI into Net Earnings
Hot-rolled coil steel contracts	$(14,751,900)	Costs of goods sold	$6,414,500

Not Designated as Hedging Instrument [Member]
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2021
Hot-rolled coil steel contracts	Other income (loss)	$515,160

Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Gain (Loss) on
Derivatives
Balance at March 31, 2020	$—
Other comprehensive loss, net of income, before reclassification	(6,323,084)
Gain reclassified from AOCI (1)	(4,864,757)
Net current period other comprehensive loss	(11,187,841)
Balance at March 31, 2021	$(11,187,841)